Intangible Assets (Details 2) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Summary of the changes in the carrying amount of goodwill by reportable segment
Goodwill, Beginning Balance	$ 967.3	$ 889.9
Goodwill, Additions	169.3	61.7
Goodwill, Deconsolidation of Italian investment	(7.2)
Goodwill, Reconsolidation of Italian investment	7.4
Goodwill, Foreign currency translation	7.7	15.7
Goodwill, Ending Balance	1,144.5	967.3
Retail
Summary of the changes in the carrying amount of goodwill by reportable segment
Goodwill, Beginning Balance	963.4	889.9
Goodwill, Additions	49.6	57.8
Goodwill, Deconsolidation of Italian investment	(7.2)
Goodwill, Reconsolidation of Italian investment	7.4
Goodwill, Foreign currency translation	9.2	15.7
Goodwill, Ending Balance	1,022.4	963.4
Other
Summary of the changes in the carrying amount of goodwill by reportable segment
Goodwill, Beginning Balance	3.9
Goodwill, Additions	119.7	3.9
Goodwill, Foreign currency translation	(1.5)
Goodwill, Ending Balance	$ 122.1	$ 3.9